Restatement (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2011
Restatements (Textual)
Period for operating cycle of inventory movement and analysis	1 year
Period for estimate the portion of inventory realized	Over the next 12 months
Adjustments to Restate [Member]
Restatements (Textual)
Decrease in total current assets	$ (7,508,030)
Increase in long-term assets	$ 7,508,030